DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Schedule of derivative liabilities fair value
	March 31, 2021	December 31, 2020

Exercise Price	$0.1175-0.02115	$0.00015–0.00018
Stock Price	.0235	$0.0003
Risk-free interest rate	.06%	.06%
Expected volatility	204.20	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$812,349	$3,156,582

	December 31, 2020	December 31, 2019

Exercise Price	$0.0015-0.0018	$0.00015–0.00018
Stock Price	.0114	$0.0003
Risk-free interest rate	.17%	1.59%
Expected volatility	737.80	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$3,156,582	$922,509